Allowance for Finance Receivable Losses - Schedule of Allowance for Finance Receivable Losses and Net Finance Receivables by Type and by Impairment Method (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	$ 1,212,441	$ 985,375
OneMain Holdings, Inc. [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	572,000,000	525,000,000
Purchased credit impaired finance receivables	37,000,000	12,000,000
TDR finance receivables	80,000,000	55,000,000
Total	689,000,000	592,000,000	$ 182,000,000	$ 428,000,000
Collectively evaluated for impairment	13,159,000,000	14,349,000,000
Net finance receivables	13,732,000,000	15,559,000,000
TDR net finance receivables	$ 196,000,000	$ 166,000,000
Allowance for finance receivable losses as a percentage of finance receivables	5.01%	3.81%
OneMain Holdings, Inc. [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net finance receivables	$ 377,000,000	$ 1,044,000,000
Consumer Loan [Member] | OneMain Holdings, Inc. [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	571,000,000	524,000,000
Purchased credit impaired finance receivables	29,000,000	0
TDR finance receivables	69,000,000	17,000,000
Total	669,000,000	541,000,000	132,000,000	95,000,000
Collectively evaluated for impairment	13,072,000,000	12,599,000,000
Net finance receivables	13,577,000,000	13,295,000,000
TDR net finance receivables	$ 152,000,000	$ 44,000,000
Allowance for finance receivable losses as a percentage of finance receivables	4.93%	4.07%
Consumer Loan [Member] | OneMain Holdings, Inc. [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net finance receivables	$ 353,000,000	$ 652,000,000
Spring Castle Portfolio [Member] | OneMain Holdings, Inc. [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	0	0
Purchased credit impaired finance receivables	0	0
TDR finance receivables	0	4,000,000
Total	0	4,000,000	3,000,000	1,000,000
Collectively evaluated for impairment	0	1,340,000,000
Net finance receivables	$ 0	1,703,000
TDR net finance receivables		$ 13,000,000
Allowance for finance receivable losses as a percentage of finance receivables	0.00%	0.25%
Spring Castle Portfolio [Member] | OneMain Holdings, Inc. [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net finance receivables	$ 0	$ 350,000,000
Real Estate Loan [Member] | OneMain Holdings, Inc. [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	0	0
Purchased credit impaired finance receivables	8,000,000	12,000,000
TDR finance receivables	11,000,000	34,000,000
Total	19,000,000	46,000,000	46,000,000	330,000,000
Collectively evaluated for impairment	76,000,000	387,000,000
Net finance receivables	144,000,000	538,000,000
TDR net finance receivables	$ 44,000,000	$ 109,000,000
Allowance for finance receivable losses as a percentage of finance receivables	13.31%	8.72%
Real Estate Loan [Member] | OneMain Holdings, Inc. [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net finance receivables	$ 24,000,000	$ 42,000,000
Credit Card Receivable [Member] | OneMain Holdings, Inc. [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	1,000,000	1,000,000
Purchased credit impaired finance receivables	0	0
TDR finance receivables	0	0
Total	1,000,000	1,000,000	$ 1,000,000	$ 2,000,000
Collectively evaluated for impairment	11,000,000	23,000,000
Net finance receivables	11,000,000	23,000,000
TDR net finance receivables	$ 0	$ 0
Allowance for finance receivable losses as a percentage of finance receivables	4.42%	3.46%
Credit Card Receivable [Member] | OneMain Holdings, Inc. [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net finance receivables	$ 0	$ 0